Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of September 30, 2025 and 2024, respectively.

	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$108,312	$511,454
Other receivables	6,858,500	6,858,500
Total current assets	6,966,812	7,369,954
Investment in subsidiaries	68,701,993	70,724,772
TOTAL ASSETS	$75,668,805	$78,094,726

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$154,500	$91,500
Total current liabilities	154,500	91,500
TOTAL LIABILITIES	154,500	91,500

COMMITMENTS AND CONTIGENCIES

Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,299,182 and 14,279,182 shares issued and outstanding, respectively	2,860	2,856
Additional paid-in capital	67,359,101	67,329,705
Retained earnings	7,228,510	8,624,437
Accumulated other comprehensive income	923,834	2,046,228
Total equity	75,514,305	78,003,226
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$75,668,805	$78,094,726

Schedule of Parent Company Statements of Income and Comprehensive Income (Loss)
	2025	2024	2023
Operating expenses:
Selling, general and administrative	$491,781	$474,715	$605,480
Total operating expenses	491,781	474,715	605,480

Operating income	(491,781)	(474,715)	(605,480)

Other income (expenses):
Interest income (expenses), net	16,239	120,137	106,363
Share of (loss) income of subsidiaries	(920,385)	492,000	3,756,839
Total other income (expenses), net	(904,146)	612,137	3,863,202

Income before income taxes	(1,395,927)	137,422	3,257,722

Income tax expenses	-	-	-

Net income	(1,395,927)	137,422	3,257,722

Other comprehensive income (loss):
Foreign currency translation adjustment	(1,122,394)	2,475,007	(1,301,838)
Total comprehensive income (loss)	$(2,518,321)	$2,612,429	$1,955,884

Schedule of Parent Company Statements of Cash Flows
	2025	2024	2023
Cash Flows from Operating Activities:
Net income	$(1,395,927)	$137,422	$3,257,722
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	29,400	49,000	59,600
Share of loss (income) of subsidiaries	920,385	(492,000)	(3,756,839)
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	63,000	25,000	-
Net cash provided by (used in) operating activities	(383,142)	(280,578)	(439,517)

Cash Flows from Investing Activities:
Investment in subsidiary	(20,000)	(2,200,000)	-
Net cash used in investing activities	(20,000)	(2,200,000)	-

Cash Flows from Financing Activities:
Proceeds from stock offering, net of offering costs	-	-	23,010,000
Repayments to related parties	-	-	(6,858,500)
Repayments to subsidiaries	-	-	(12,733,500)
Net cash (used in) provided by financing activities	-	-	3,418,000

Effect of exchange rate changes on cash and cash equivalents and restricted cash	-	-	-

Net (decrease) increase in cash and cash equivalents and restricted cash	(403,142)	(2,480,578)	2,978,483
Cash and cash equivalents and restricted cash at the beginning of year	511,454	2,992,032	13,549
Cash and cash equivalents and restricted cash at the end of year	$108,312	$511,454	$2,992,032